ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable [Table Text Block]

Accounts receivable consist of the following:

	2012	2012	2011
	USD	RMB	RMB
Accounts receivable	117,469	731,839	1,017,415
Less: allowance for doubtful accounts	(4,314)	(26,871)	(75,617)
Current assets:	113,155	704,968	941,798

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

An analysis of the allowance for doubtful accounts is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Balance at the beginning of year	12,138	75,617	73,292	73,306
Additional allowance for doubtful accounts	—	—	3,000	2
Write-off of accounts receivable against the allowance for doubtful accounts	—	—	—	(16)
Write back on allowance for doubtful accounts	—	—	(675)	—
Disposal of subsidiaries	(7,824)	(48,746)	—	—
Balance at the end of year	4,314	26,871	75,617	73,292